Supplemental Information to Financial Statements (Tables)	5 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Cheniere Energy Partners, LP [Member]
Schedule of Quarterly Financial Information [Line Items]
Schedule of Quarterly Financial Information [Table Text Block]
Quarterly Financial Data—(Unaudited)

	Period from July 29, 2013 (Date of Inception) Through September 30, 2013	October 1 to December 31, 2013
	(in thousands, except per share amounts)
2013
Equity income from investment in Cheniere Partners	$—	$—
General and administrative expenses	—	(54)
Net loss	—	(54)

Net income (loss) per common share—basic and diluted	$0.00	$0.00

Quarterly Financial Data—(in thousands, except per unit amounts)

	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Year ended December 31, 2013 (1):
Revenues	$66,108	$67,637	$67,447	$66,999
Income (loss) from operations	5,670	(20,427)	(23,357)	5,428
Net loss	(51,733)	(47,010)	(98,108)	(61,266)
Net income per common unit—basic and diluted (2)	$0.10	$0.11	$(0.20)	$(0.01)
Net Income (loss) per common unit, adjusted to include pre-acquisition date net losses of the Creole Trail Pipeline Business—basic and diluted (2)	$0.04	$0.06	$(0.20)	$(0.01)

Year ended December 31, 2012 (1):
Revenues	$69,353	$61,423	$66,358	67,364
Income (loss) from operations	19,161	12,750	(8,177)	14,511
Net loss	(25,062)	(30,386)	(51,371)	(68,612)
Net income (loss) per common unit—basic and diluted (2)	$0.23	$0.17	$0.04	$(0.06)
Net Income (loss) per common unit, adjusted to include pre-acquisition date net losses of the Creole Trail Pipeline Business—basic and diluted (2)	$0.20	$0.14	$(0.02)	$(0.09)

(1)	Retrospectively adjusted as discussed in Note 3—“Summary of Significant Accounting Policies” in our Notes to Consolidated Financial Statements.

(2)
The sum of the quarterly net income (loss) per common unit may not equal the full year amount as the computations of the weighted average common units outstanding for basic and diluted common units outstanding for each quarter and the full year are performed independently.